Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Under rules adopted pursuant to the Dodd-Frank Act, we are required to disclose certain information about the relationship between the “compensation actually paid” to our named executive officers and certain measures of company performance.

The overall objective of our executive compensation program is to tie executive compensation to the performance of our Company, and to motivate our executives, including our named executive officers, to make a long-term commitment to our success. While our executive compensation program rewards individual and Company performance via a mix of short-term and long-term components, cash and equity elements and fixed and contingent payments in proportions that we believe provide appropriate incentives to retain and motivate our named executive officers, as a development stage Company with no revenue to date, we have not used any financial performance measure to link the “compensation actually paid” to our named executive officers to Company performance. Our EPA Program includes stock price, GAAP revenue and adjusted EBITDA as performance metrics but those are not metrics that guide current compensation decisions. The performance milestones under the PSUs awarded to our named executive officers in 2023 and 2024 as part of their new hire, annual refresh equity awards and 2023 Bridge Equity Program, as applicable, are operational milestones related to technical development demonstrations and battery cell deliveries. Hence, we have not included an additional column for a Company-Selected Measures (as defined under §229.201(v)(2)(vi) of Regulation S-K) in this table. See “Compensation Discussion and Analysis” for information about our compensation philosophy and EPA Program.

“Compensation actually paid” does not mean that our named executive officers were actually paid those amounts in the listed year, but reflects a dollar amount derived from the starting point of the “Total” column of our 2024 Summary Compensation Table under the methodology prescribed under the relevant rules. The material that follows is provided in compliance with these rules however additional information regarding our compensation philosophy, the structure of our performance-based compensation programs, and compensation decisions made this year is described above in our “Compensation Discussion and Analysis.”

The following table provides information regarding “compensation actually paid” to our principal executive officer, or PEO, and other named executive officers, or NEOs, for each year from 2020 to 2024, compared to our total shareholder return (TSR) from November 27, 2020 through the end of each such year.

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation TableTotal for First PEO ($)(1)(2)	“Compensation Actually Paid” to First PEO ($)(1)(3)	Summary Compensation Table Total for Second PEO ($)(1)(2)	“Compensation Actually Paid” to Second PEO ($)(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(4)	Average “Compensation Actually Paid” to Non-PEO NEOs ($)(5)	Total Shareholder Return ($) (6)	Peer Group Total Shareholder Return ($)(7)	Net Income/(Net Loss) (in thousands) ($)(8)
2024	194,278	(19,001,631)	19,606,478	13,232,755	4,259,648	2,566,609	14.03	21.02	(477,857)
2023	8,965,314	12,852,108	—	—	5,237,927	5,602,177	18.78	31.22	(445,145)
2022	764,961	(89,844,716)	—	—	2,469,030	(8,372,144)	15.32	40.26	(411,907)
2021	69,102,285	(176,295,847)	—	—	6,997,126	(25,845,557)	59.97	75.02	(45,966)
2020	17,052,115	397,139,504	—	—	3,330,187	89,997,105	228.24	108.60	(1,681,777)

(1)
Our First PEO is Jagdeep Singh who served as our chief executive officer until February 14, 2024; our Second PEO is Siva Sivaram who was appointed as our chief executive officer effective February 15, 2024.
(2)
Represents the total compensation paid to our PEO in each listed year, as shown in our Summary Compensation Table for such listed year.
(3)
“Compensation actually paid” does not mean that our PEO was actually paid those amounts in the listed year, but reflects a dollar amount derived from the starting point of the “Total” column of our 2024 Summary Compensation Table under the methodology prescribed under the relevant rules as shown in the adjusted table below. Compensation actually paid for 2020, 2021, 2022 and 2023 as reflected in last year’s proxy statement has been adjusted in accordance with the SEC staff’s compliance & disclosure interpretations released in November 2023.

					2024
	2020	2021	2022	2023	First PEO	Second PEO
Summary Compensation Table Total	$17,052,115	$69,102,285	$764,961	$8,965,314	$194,278	$19,606,478
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	16,719,999	68,368,938	—	8,193,074	—	18,829,058
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	339,636,788	65,345,251	—	6,587,311	—	13,738,503
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	40,536,540	(172,145,787)	(81,158,574)	2,325,878	—	(1,038,888)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	1,055,264	—	136,206
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	16,634,061	(70,228,657)	(9,451,103)	2,111,416	(758,919)	(380,487)
Adjust for Fair Value as of the Prior Fiscal Year End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—	—	—	(18,436,991)	—
“Compensation Actually Paid”*	$397,139,504	$(176,295,847)	$(89,844,716)	$12,852,108	$(19,001,631)	$13,232,755

*The assumptions used for determining the fair values shown in this table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards. Note that we have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made. Other adjustments required by Item 402(v) include adjustments for forfeitures, paid dividends, modifications and valuation of pension plans and are excluded from the above table because we did not have any of those elements in our compensation plans for the years covered in this disclosure.

(4)
This figure is the average of the total compensation paid to our NEOs other than our PEO in each listed year, as shown in our Summary Compensation Table for such listed year. The names of the non-PEO NEOs in each year are listed in the table below.

2020	2021	2022	2023	2024
Kevin Hettrich	Kevin Hettrich	Kevin Hettrich	Kevin Hettrich	Kevin Hettrich
Michael McCarthy	Dr. Timothy Holme	Dr. Timothy Holme	Dr. Timothy Holme	Dr. Timothy Holme
	Dr. Mohit Singh	Dr. Mohit Singh	Dr. Mohit Singh	Dr. Mohit Singh
	Celina Mikolajczak	Michael McCarthy	Siva Sivaram	Michael McCarthy

(5)
This figure is the average of compensation actually paid for our NEOs other than our PEO in each listed year. “Compensation actually paid” does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of the “Total” column of our 2024 Summary Compensation Table under the methodology prescribed under the SEC’s rules as shown in the table below, with the indicated figures showing an average of such figure for all NEOs other than our PEO in each listed year. Compensation actually paid for 2020, 2021 and 2022 as reflected in the April 2024 proxy statement has been adjusted in accordance with the SEC staff’s compliance & disclosure interpretations released in November 2023.

	2020	2021	2022	2023	2024
Summary Compensation Table Total	$3,330,187	$6,997,126	$2,469,030	$5,237,927	$4,259,648
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	2,925,999	6,514,660	2,002,625	4,866,948	3,770,545
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	59,436,417	6,190,632	652,793	4,268,487	3,087,804
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	27,252,515	(20,474,867)	(7,008,319)	162,440	(1,043,586)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	175,082	438,110	227,635
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	2,903,985	(12,043,788)	(2,658,105)	362,161	(194,347)
“Compensation Actually Paid”*	$89,997,105	$(25,845,557)	$(8,372,144)	$5,602,177	$2,566,609

*Note that the fair value assumptions shown with respect to footnote 3 apply to the figures in this table as well.

(6)
Total shareholder return is calculated by assuming that a $100 investment was made at the close of trading on November 27, 2020, the first day of trading for the Company’s stock, and reinvesting all dividends until the last day of each reported fiscal year.
(7)
The peer group used is represented by the PBW-Invesco WilderHill Clean Energy ETF, which is a published industry index we also use in the stock performance graph for the purpose of Item 201(e) of Regulation S-K in our Annual Report for the year ended December 31, 2024.
(8)
The dollar amounts reported are the Company’s net income reflected in the Company’s audited financial statements.

Company Selected Measure Name	have not used any financial performance measure
Named Executive Officers, Footnote
(1)
Our First PEO is Jagdeep Singh who served as our chief executive officer until February 14, 2024; our Second PEO is Siva Sivaram who was appointed as our chief executive officer effective February 15, 2024.
(4)
This figure is the average of the total compensation paid to our NEOs other than our PEO in each listed year, as shown in our Summary Compensation Table for such listed year. The names of the non-PEO NEOs in each year are listed in the table below.

2020	2021	2022	2023	2024
Kevin Hettrich	Kevin Hettrich	Kevin Hettrich	Kevin Hettrich	Kevin Hettrich
Michael McCarthy	Dr. Timothy Holme	Dr. Timothy Holme	Dr. Timothy Holme	Dr. Timothy Holme
	Dr. Mohit Singh	Dr. Mohit Singh	Dr. Mohit Singh	Dr. Mohit Singh
	Celina Mikolajczak	Michael McCarthy	Siva Sivaram	Michael McCarthy

Peer Group Issuers, Footnote
(7)
The peer group used is represented by the PBW-Invesco WilderHill Clean Energy ETF, which is a published industry index we also use in the stock performance graph for the purpose of Item 201(e) of Regulation S-K in our Annual Report for the year ended December 31, 2024.

Changed Peer Group, Footnote
(7)
The peer group used is represented by the PBW-Invesco WilderHill Clean Energy ETF, which is a published industry index we also use in the stock performance graph for the purpose of Item 201(e) of Regulation S-K in our Annual Report for the year ended December 31, 2024.

Adjustment To PEO Compensation, Footnote
(3)
“Compensation actually paid” does not mean that our PEO was actually paid those amounts in the listed year, but reflects a dollar amount derived from the starting point of the “Total” column of our 2024 Summary Compensation Table under the methodology prescribed under the relevant rules as shown in the adjusted table below. Compensation actually paid for 2020, 2021, 2022 and 2023 as reflected in last year’s proxy statement has been adjusted in accordance with the SEC staff’s compliance & disclosure interpretations released in November 2023.

					2024
	2020	2021	2022	2023	First PEO	Second PEO
Summary Compensation Table Total	$17,052,115	$69,102,285	$764,961	$8,965,314	$194,278	$19,606,478
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	16,719,999	68,368,938	—	8,193,074	—	18,829,058
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	339,636,788	65,345,251	—	6,587,311	—	13,738,503
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	40,536,540	(172,145,787)	(81,158,574)	2,325,878	—	(1,038,888)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	1,055,264	—	136,206
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	16,634,061	(70,228,657)	(9,451,103)	2,111,416	(758,919)	(380,487)
Adjust for Fair Value as of the Prior Fiscal Year End of Option Awards and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	—	—	—	—	(18,436,991)	—
“Compensation Actually Paid”*	$397,139,504	$(176,295,847)	$(89,844,716)	$12,852,108	$(19,001,631)	$13,232,755

*The assumptions used for determining the fair values shown in this table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards. Note that we have not reported any amounts in our Summary Compensation Table with respect to “Change in Pension and Nonqualified Deferred Compensation” and, accordingly, the adjustments with respect to such items prescribed by the pay-versus-performance rules are not relevant to our analysis and no adjustments have been made. Other adjustments required by Item 402(v) include adjustments for forfeitures, paid dividends, modifications and valuation of pension plans and are excluded from the above table because we did not have any of those elements in our compensation plans for the years covered in this disclosure.

Non-PEO NEO Average Total Compensation Amount	$ 4,259,648	$ 5,237,927	$ 2,469,030	$ 6,997,126	$ 3,330,187
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,566,609	5,602,177	(8,372,144)	(25,845,557)	89,997,105
Adjustment to Non-PEO NEO Compensation Footnote
(5)
This figure is the average of compensation actually paid for our NEOs other than our PEO in each listed year. “Compensation actually paid” does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of the “Total” column of our 2024 Summary Compensation Table under the methodology prescribed under the SEC’s rules as shown in the table below, with the indicated figures showing an average of such figure for all NEOs other than our PEO in each listed year. Compensation actually paid for 2020, 2021 and 2022 as reflected in the April 2024 proxy statement has been adjusted in accordance with the SEC staff’s compliance & disclosure interpretations released in November 2023.

	2020	2021	2022	2023	2024
Summary Compensation Table Total	$3,330,187	$6,997,126	$2,469,030	$5,237,927	$4,259,648
Subtract Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	2,925,999	6,514,660	2,002,625	4,866,948	3,770,545
Add Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	59,436,417	6,190,632	652,793	4,268,487	3,087,804
Adjust for Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	27,252,515	(20,474,867)	(7,008,319)	162,440	(1,043,586)
Adjust for Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	175,082	438,110	227,635
Adjust for Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	2,903,985	(12,043,788)	(2,658,105)	362,161	(194,347)
“Compensation Actually Paid”*	$89,997,105	$(25,845,557)	$(8,372,144)	$5,602,177	$2,566,609

*Note that the fair value assumptions shown with respect to footnote 3 apply to the figures in this table as well.

Compensation Actually Paid vs. Total Shareholder Return

Relationships Between ”Compensation Actually Paid” and Performance

The graphs below describe, in a manner compliant with the relevant rules, the relationship between “compensation actually paid” and net loss and total shareholder return. As discussed above, we have not used any financial performance measure to link the “compensation actually paid” to our NEOs to Company performance.

“Compensation Actually Paid” Versus TSR

Compensation Actually Paid vs. Net Income

Relationships Between ”Compensation Actually Paid” and Performance

The graphs below describe, in a manner compliant with the relevant rules, the relationship between “compensation actually paid” and net loss and total shareholder return. As discussed above, we have not used any financial performance measure to link the “compensation actually paid” to our NEOs to Company performance.

“Compensation Actually Paid” Versus Net Loss

Total Shareholder Return Vs Peer Group

Relationships Between ”Compensation Actually Paid” and Performance

The graphs below describe, in a manner compliant with the relevant rules, the relationship between “compensation actually paid” and net loss and total shareholder return. As discussed above, we have not used any financial performance measure to link the “compensation actually paid” to our NEOs to Company performance.

“Compensation Actually Paid” Versus TSR

Total Shareholder Return Amount	$ 14.03	18.78	15.32	59.97	228.24
Peer Group Total Shareholder Return Amount	21.02	31.22	40.26	75.02	108.6
Net Income (Loss)	(477,857,000)	(445,145,000)	(411,907,000)	(45,966,000)	(1,681,777,000)
First PEO
Pay vs Performance Disclosure
PEO Total Compensation Amount	194,278	8,965,314	764,961	69,102,285	17,052,115
PEO Actually Paid Compensation Amount	$ (19,001,631)	$ 12,852,108	$ (89,844,716)	$ (176,295,847)	$ 397,139,504
PEO Name	Jagdeep Singh	Jagdeep Singh	Jagdeep Singh	Jagdeep Singh	Jagdeep Singh
Second PEO
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 19,606,478	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 13,232,755	0	0	0	0
PEO Name	Siva Sivaram
PEO | First PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	(8,193,074)	0	(68,368,938)	(16,719,999)
PEO | First PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	6,587,311	0	65,345,251	339,636,788
PEO | First PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,325,878	(81,158,574)	(172,145,787)	40,536,540
PEO | First PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,055,264	0	0	0
PEO | First PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(758,919)	2,111,416	(9,451,103)	(70,228,657)	16,634,061
PEO | First PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,436,991)	0	0	0	0
PEO | Second PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,829,058)
PEO | Second PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,738,503
PEO | Second PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,038,888)
PEO | Second PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	136,206
PEO | Second PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(380,487)
PEO | Second PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,770,545	4,866,948	2,002,625	6,514,660	2,925,999
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,087,804	4,268,487	652,793	6,190,632	59,436,417
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,043,586)	162,440	(7,008,319)	(20,474,867)	27,252,515
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	227,635	438,110	175,082	0	0
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (194,347)	$ 362,161	$ (2,658,105)	$ (12,043,788)	$ 2,903,985